Schedule of government loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SBA loan	$ 144	$ 147
Western Development Canada loan	129	244
Total	273	391
Less current portion	(132)	(117)
Long-term portion of government loans	$ 141	$ 274